Application of New and Revised Accounting Standards	12 Months Ended
Jun. 30, 2024
Disclosure of expected impact of initial application of new standards or interpretations [abstract]
Application of New and Revised Accounting Standards

Note 5. Application of New and Revised Accounting Standards

New and amended Accounting Standards that are effective for the current year

The Group has adopted all of the new and revised Standards and Interpretations issued by the International Accounting Standards Board (the IASB) that are relevant to its operations and effective for the current year.

In the current year, the Group has applied a number of amendments to International Financial Reporting Standards and Interpretations issued by the International Accounting Standards Board (IASB) that are effective for an annual period that begins on or after July 1, 2023. Their adoption has not had any material impact on the disclosures or on the amounts reported in these financial statements.

New and revised International Accounting Standards and Interpretations on issue but not yet effective

At the date of authorization of the financial statements, certain new accounting standard and interpretations have been published that are not mandatory for June 30, 2024 reporting periods and have not been early adopted by the Company.

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IFRS 18 Presentation and Disclosure in Financial Statements

The Directors have not yet evaluated the impact that the new and revised Accounting Standards, Interpretations and amendments will have on the Group's financial statements.

The Group has not applied the new and revised International Accounting Standards, Interpretations and amendments that have been issued but are not yet effective.

The new and revised Accounting Standards, Interpretations and amendments are not expected to have a material impact on the amounts recognized or disclosures included in the Group’s financial statements